Leases - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥)
Leases
Total minimum lease payments	¥ 65,827
Less: Amount representing interest	(34,596)
Present value of net minimum lease payments	¥ 31,231